FINANCIAL STATEMENTS


                       ACP CONTINUUM RETURN FUND II, LLC
                          FOR THE PERIOD APRIL 1, 2002
                          (COMMENCEMENT OF OPERATIONS)
                                TO JUNE 30, 2002


                                  (UNAUDITED)





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                       ACP CONTINUUM RETURN FUND II, LLC


                          FOR THE PERIOD APRIL 1, 2002
                          (COMMENCEMENT OF OPERATIONS)
                                TO JUNE 30, 2002
                                  (UNAUDITED)




                               TABLE OF CONTENTS


Schedule of Investments                                                        1
Statement of Assets, Liabilities and Members' Capital -- Net Assets            2
Statement of Operations                                                        3
Statement of Changes in Members's Capital -- Net Assets                        4
Statement of Cash Flows                                                        5
Notes to Financial Statements                                                  6






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ACP CONTINUUM RETURN FUND II, LLC

SCHEDULE OF INVESTMENTS (UNAUDITED)
----------------------------------------------------------------------------------------------------

                                                                                       JUNE 30, 2002

INVESTMENTS IN UNDERLYING FUNDS    (98.43%)

    CONVERTIBLE ARBITRAGE    (14.38%)
       Argent LowLev Convertible Arbitrage Fund LLC (Cost $175,000)                  $       178,284
                                                                                     ---------------
                                                                                             178,284
                                                                                     ---------------
    FIXED INCOME    (14.40%)
       Footbridge Capital LLC (Cost $175,000)                                                178,620
                                                                                     ---------------
                                                                                             178,620
                                                                                     ---------------
    HEDGED DISTRESSED    (14.14%)
       Mellon HBV Rediscovered Opportunities Fund LP (Cost $175,000)                         175,338
                                                                                     ---------------
                                                                                             175,338
                                                                                     ---------------
    MERGER ARBITRAGE    (27.46%)
       Arbitrage Associates LP (Cost $175,000)                                               175,468
       West Broadway Partners LP (Cost $175,000)                                             165,073
                                                                                     ---------------
                                                                                             340,541
                                                                                     ---------------
    MULTI-STRATEGY    (14.41%)
       Taconic Capital Partners, LP (Cost $175,000)                                          178,628
                                                                                     ---------------
                                                                                             178,628
                                                                                     ---------------
    STATISTICAL ARBITRAGE    (13.64%)
       Tiedemann Invictus Equity Statistical Arbitrage Fund LLC (Cost $175,000)              169,133
                                                                                     ---------------
                                                                                             169,133
                                                                                     ---------------


    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $1,225,000)                                1,220,544

    OTHER ASSETS, LESS LIABILITIES  (1.57%)                                                   19,462
                                                                                     ---------------
    MEMBERS' CAPITAL -- NET ASSETS   (100.00%)                                       $     1,240,006
                                                                                     ===============

                 See Accompanying Notes to Financial Statements

                                       1

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ACP CONTINUUM RETURN FUND II, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL - NET ASSETS (UNAUDITED)
----------------------------------------------------------------------------------------------------

                                                                                       JUNE 30, 2002
ASSETS

Investments in Underlying Funds, at fair value (cost - $1,225,000)                   $     1,220,544
Receivable from Investment Manager                                                            51,201
Deferred organizational costs                                                                 33,333
Cash and cash equivalents                                                                     22,600
Other assets                                                                                   1,544
                                                                                     ---------------

       TOTAL ASSETS                                                                        1,329,222
                                                                                     ---------------

LIABILITIES

Organizational costs                                                                          50,000
Professional fees                                                                             21,000
Accounting and administration fees                                                            12,690
Management fees                                                                                3,878
Shareholder servicing fees                                                                       776
Board of directors fees                                                                          250
Other accrued expenses                                                                           622
                                                                                     ---------------

       TOTAL LIABILITIES                                                                      89,216
                                                                                     ---------------

             NET ASSETS                                                              $     1,240,006
                                                                                     ===============

MEMBERS' CAPITAL -  NET ASSETS

Represented by:
Capital contributions                                                                $     1,250,613
Accumulated net investment loss                                                               (6,151)
Accumulated net loss from Underlying Funds                                                    (4,456)
                                                                                     ---------------

       MEMBERS' CAPITAL -- NET ASSETS                                                $     1,240,006
                                                                                     ===============



Units Outstanding                                                    125,057.315
Net Asset Value per Unit                                                   $9.92


                 See Accompanying Notes to Financial Statements

                                       2

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ACP CONTINUUM RETURN FUND II, LLC

STATEMENT OF OPERATIONS (UNAUDITED)
-----------------------------------------------------------------------------------------------------------

                                                                                             APRIL 1, 2002
                                                                                            (COMMENCEMENT OF
                                                                                             OPERATIONS) TO
                                                                                             JUNE 30, 2002

INVESTMENT INCOME
    Interest                                                                                  $          53
                                                                                              -------------

          TOTAL INVESTMENT INCOME                                                                        53
                                                                                              -------------
EXPENSES
    OPERATING EXPENSES:
       Accounting and administration fees                                                            28,250
       Organizational costs                                                                          16,667
       Audit fees                                                                                    12,667
       Legal fees                                                                                     8,333
       Management fees                                                                                3,878
       Custodian fees                                                                                 2,410
       Board of directors fees                                                                        1,000
       Shareholder servicing fees                                                                       775
       Miscellaneous expenses                                                                         1,395
                                                                                              -------------

          TOTAL OPERATING EXPENSES                                                                   75,375
                                                                                              -------------
       Expense reimbursement                                                                        (51,201)
       Accounting and administration fees waived                                                    (17,970)
                                                                                              -------------
          NET OPERATING EXPENSES                                                                      6,204
                                                                                              -------------
          NET INVESTMENT LOSS                                                                        (6,151)

          NET LOSS FROM UNDERLYING FUNDS                                                             (4,456)
                                                                                              -------------

          DECREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES                     $     (10,607)
                                                                                              =============

                 See Accompanying Notes to Financial Statements

                                       3

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ACP CONTINUUM RETURN FUND II, LLC


STATEMENT OF CHANGES IN MEMBERS' CAPITAL -- NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  APRIL 1, 2002
                                                                (COMMENCEMENT OF
                                                                 OPERATIONS) TO
                                                                 JUNE 30, 2002

Members' capital at beginning of period                          $           --

    Capital contributions                                             1,250,613

    Net investment loss                                                  (6,151)

    Net loss from Underlying Funds                                       (4,456)
                                                                 --------------

       Members' capital at end of period                         $    1,240,006
                                                                 ==============


                See Accompanying Notes to Financial Statements

                                       4

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ACP CONTINUUM RETURN FUND II, LLC

STATEMENT OF CASH FLOWS (UNAUDITED)
-----------------------------------------------------------------------------------------------------
                                                                                        APRIL 1, 2002
                                                                                       (COMMENCEMENT OF
                                                                                        OPERATIONS) TO
                                                                                        JUNE 30, 2002

CASH FLOWS FROM OPERATING ACTIVITIES
Decrease in members' capital derived from investment activities                          $    (10,607)
    Adjustments to reconcile decrease in members' capital derived from investment activities to net cash used in operating activities:
          Increase in investments in Underlying Funds                                      (1,225,000)
          Increase in other assets                                                             (1,544)
          Net loss from Underlying Funds                                                        4,456
          Increase in accrued expenses payable                                                 55,883
          Increase in receivable from Investment Manager                                      (51,201)
                                                                                        -------------
     Net cash used in operating activities                                                 (1,228,013)
                                                                                        -------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Capital contributions                                                                  1,250,613
     Capital withdrawals                                                                           --
                                                                                        -------------
     Net cash provided by financing activities                                              1,250,613
                                                                                        -------------

Net increase in cash and cash equivalents                                                      22,600
Cash and cash equivalents at beginning of period                                                   --
                                                                                        -------------
Cash and cash equivalents at end of period                                               $     22,600
                                                                                        =============

                See Accompanying Notes to Financial Statements

                                       5
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ACP CONTINUUM RETURN FUND II, LLC

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------


   1.  ORGANIZATION

       ACP Continuum Return Fund II, LLC (the "Fund") is a Delaware limited liability company that is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940 as amended (the "Investment Company Act"). Its units of beneficial interest ("Units") are not registered under the Securities Act of 1933, as amended. The Fund's investment objective is to achieve an absolute return in excess of the long-term return of the U.S. equity market. It attempts to achieve this objective though the allocation of its assets among a select group of unregistered investment funds (the "Underlying Funds"). The Investment Manager will invest the Fund's assets in Underlying Funds whose investment style is primarily non-directional and that are believed to be able to generate consistent returns with minimal volatility.

       Ascendant Capital Partners, LLC, a Delaware limited liability company, serves as the investment manager ("Investment Manager") to the Fund. The Fund has entered into an investment management agreement with the Investment Manager ("Investment Management Agreement"), pursuant to which the Investment Manager is responsible for formulating a continuing investment program for the Fund. The Investment Manager is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisors Act of 1940, as amended. The Investment Manager is a majority-owned subsidiary of Turner Investment Partners, Inc. Responsibility for the overall management and supervision of the operations of the Fund is vested in the individuals who serve as the board of directors of the Fund (the "Board of Directors").


   2.  SIGNIFICANT ACCOUNTING POLICIES

       A.  NET ASSET VALUATION

       The net asset value per Unit in dollars is determined as of the close of business of the New York Stock Exchange, (generally 4:00 p.m. Eastern
       Time) on the last business day of each Allocation Period, unless the calculation of the net asset value has been suspended. The Fund will value interests in the Underlying Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board of Directors. Investments in Underlying Funds are subject to the terms of the Underlying Funds' offering documents, and the valuations of the Underlying Funds are net of management and performance incentive fees or allocations payable to the Underlying Funds' managers as required by the Underlying Funds' offering documents.

       Interest income is recorded on the accrual basis.


                                       6
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ACP CONTINUUM RETURN FUND II, LLC

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2002 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


   2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       B.  FUND EXPENSES

       Organizational and operating expenses of the Fund will be paid by the Fund and, therefore, indirectly by its Members. The Fund will also bear certain ongoing offering costs associated with any periodic offering of Fund interests. These costs will be charged to capital as incurred and cannot be deducted for tax purposes by the Fund or its Members. The Investment Manager, for the first twelve months of operation, has agreed to reimburse certain expenses (other than the Management Fee and shareholder servicing fee) to the extent those other expenses exceed 0.50% per annum of average net assets. During the period ended June 30, 2002, the Investment Manager agreed to reimburse the Fund for expenses in the amount of $51,201.

       C.  INCOME TAXES

       The Fund has received an opinion from Morgan, Lewis & Bockius LLP, counsel to the Fund, that the Fund will be treated as a partnership for Federal income tax purposes and not as an association or publicly traded partnership taxable as a corporation. As an entity taxable as a partnership, the Fund is not itself subject to Federal income tax. For income tax purposes, each Member will be treated as a partner of the Fund and, as such, will be taxed upon its distributive share of each item of the Fund's income, gain, loss, deductions and credits.

       D.  CASH AND CASH EQUIVALENTS

       The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents. At June 30, 2002, the Fund held $22,600 in cash at PNC Bank.

       E.  ESTIMATES

       The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.


   3.  ALLOCATION OF PROFITS, MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND
       OTHER

       The Fund will maintain a separate capital account for each Member that will have a balance equal to the sum of the net asset value of the total number of Units owned by such Member. Net profits or net losses of the Fund for each Allocation Period will be allocated among and


                                       7
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ACP CONTINUUM RETURN FUND II, LLC

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2002 (UNAUDITED) (CONTINUED)
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   3.  ALLOCATION OF PROFITS, MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND
       OTHER (CONTINUED)

       credited to or debited against the capital accounts of the Members as of the last day of each Allocation Period in accordance with each Member's respective investment percentages for such period.

       Pursuant to the Investment Management Agreement, the Investment Manager will be entitled to receive an annual management fee (the "Management Fee"). The Management Fee will be equal to 1.25% of the Fund's net assets and will be subject to an adjustment after the first twelve months of operation based on the Fund's rolling twelve month return. The Management Fee will not be lower than 0.75% per annum or higher than 1.75% per annum after adjustment.

       Turner Investment Distributors Inc. (the "Placement Agent") acts as the distributor for the Units on a best efforts basis, pursuant to the terms of a Placement Agent Agreement with the Fund. The Fund will pay a shareholder servicing fee to the Placement Agent at the annual rate of 0.25% of the outstanding Units owned by its customers.

       Each member of the Board of Directors who is not an "interested person" of the Fund, as defined by the Investment Company Act, receives an annual retainer of $4,000 plus a fee for each meeting attended. All directors are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

       PFPC Trust Company serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Inc. serves as administrator and accounting agent to the Fund and in that capacity provides certain accounting, record keeping, tax and investor related services. The Fund pays a monthly fee to the administrator based primarily upon average net assets, subject to a minimum monthly fee, and will reimburse certain of the administrator's expenses. During the period ended June 30, 2002, PFPC Inc. agreed to waive its expenses in the amount of $17,970.


   4.  SECURITIES TRANSACTIONS

       Total purchases of Underlying Funds for the period ended June 30, 2002, amounted to $1,225,000. At June 30, 2002, accumulated net unrealized depreciation on investments was ($4,456), consisting of $11,338 gross unrealized appreciation and ($15,794) of gross unrealized depreciation.


                                       8

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ACP CONTINUUM RETURN FUND II, LLC

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2002 (UNAUDITED) (CONTINUED)
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   5.  RISK FACTORS

       An investment in Units involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

       The Fund maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.


   6.  REDEMPTIONS AND REPURCHASE OF UNITS AND DISTRIBUTIONS

       With very limited exceptions, Units are not transferable. No Member or other person holding a Unit will have the right to require the Fund to redeem that Unit or portion thereof. There is no public market for the Units, and none is expected to develop. Consequently, investors may not be able to liquidate their investment other than as a result of repurchases of Units by the Fund.

       The Board of Directors may, from time to time and in their sole discretion, cause the Fund to repurchase Units from Members pursuant to written tenders by Members at times and on terms and conditions as they establish. In determining whether the Fund should offer to repurchase Units, the Board of Directors will consider the recommendation of the Investment Manager. The Investment Manager expects that it will not recommend to the Board of Directors that the Fund offer to repurchase Units from Members prior to March 31, 2003. Thereafter, the Investment Manager expects that generally it will recommend to the Board of Directors that the Fund offer to repurchase Units from Members beginning twice each year, effective March 31 and September 30.

       The Fund does not intend to distribute to the Members any of the Fund's income, but intends to reinvest substantially all income and gain allocable to the Members. A Member may therefore be allocated income and gains taxable for federal, state and local income tax purposes and not receive any cash distributions to pay any resulting taxes.


                                       9


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ACP CONTINUUM RETURN FUND II, LLC

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2002 (UNAUDITED) (CONTINUED)
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   7.  CAPITAL STOCK AND FINANCIAL HIGHLIGHT INFORMATION

       Transactions in Units for the period ended June 30, 2002 were as follows:

       Number of Units issued                                     125,057.315

       Number of Units redeemed                                         0.000
                                                                  -----------
       Net increase in Units outstanding                          125,057.315
       Units outstanding, beginning of period                           0.000
                                                                  -----------
       Units outstanding, end of period                           125,057.315
                                                                  ===========


       PER UNIT OPERATING PERFORMANCE

       Net asset value at beginning of period                          $10.00
         Income from investment operations
            Net investment loss                                         (0.05)
            Net realized and unrealized gains from investments          (0.03)
            Total from investment operations                            (0.08)

       Net decrease in net asset value                                  (0.08)
       Net asset value at end of period                                $ 9.92
                                                                       ======

       RATIOS AND SUPPLEMENTAL DATA

       The following represents the annualized ratios of income and expense to average net assets and other supplemental information:

       Net investment income / (loss)                                   (1.99)%
       Gross expenses                                                   22.43 %
       Net expenses                                                      2.00 %

       Total return (not annualized)                                    (0.80)%
       Portfolio turnover                                                0.00 %
       Net assets at end of period (000's)                               $1,240


                                       10